Taxation - Disclosure of temporary differences, unused tax credits and unused tax losses (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 28.2	$ 26.9
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.8
Fixed Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	49.0	46.1
UK Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	24.6	23.0
Internal Revenue Service (IRS) | US Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2.5	2.4
Unused tax credits for which no deferred tax asset recognised	$ 3.6	3.9
Internal Revenue Service (IRS) | US Tax Authority | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	3.00%
Internal Revenue Service (IRS) | US Tax Authority | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	10.00%
Her Majesty's Revenue and Customs, And Other Foreign Tax Authorities, Excluding Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 6.0	$ 6.0